INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	23.30%	35.00%	35.00%
State income taxes	4.20%	3.20%	3.80%
Production activities deduction	(1.70%)	(3.10%)	(3.40%)
Non-deductible expenses	0.20%	0.90%	1.30%
Revaluation of U.S. deferred income tax due to statutory rate reduction	(1.20%)	0.00%	0.00%
One-time repatriation tax on foreign earnings	0.60%	0.00%	0.00%
Other	(1.30%)	(1.80%)	(1.30%)
Effective tax rate	24.10%	34.20%	35.40%